Inventories - Impairment of Inventory (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Beginning balance	¥ 144	¥ 110
Provision for impairment of inventories	110	44
Provision written off in relation to disposal of inventories	(28)	(10)
Ending balance	¥ 226	¥ 144